Share-based compensation arrangements - Summary of share options activities and restricted share units activities (Details)	6 Months Ended
Jun. 30, 2025 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Granted | $ / shares	$ 1.2
Expired | $ / shares	0.9
Modified | $ / shares	1.2
Forfeited | $ / shares	1.2
Exercised | $ / shares	0.6
Outstanding as of June 30, 2025 | $ / shares	1.2
Exercisable as of June 30, 2025 | $ / shares	$ 1.2
Outstanding as of January 1, 2025	121,852,549
Granted	81,966
Expired	(293,908)
Modified	(915,730)
Forfeited	(1,244,625)
Vested	(11,164,145)
Exercised	(11,164,145)
Outstanding as of June 30, 2025	108,316,107
Exercisable as of December 31, 2025	83,636,052
2018 Share Plan Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding as of January 1, 2025	6,781,568
Granted	11,064,802
Modified	(693,524)
Forfeited	(1,173,100)
Vested	(1,959,795)
Exercised	(1,959,795)
Outstanding as of June 30, 2025	15,406,999